Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operations
Net income	$ 293	$ 24
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Amortization of deferred financing costs	87	29
Provision for loan losses	22	0
Net loan origination fees deferred (earned)	(133)	(138)
Net change in operating assets and liabilities
Other assets	1	(4)
Accrued interest on loans	(51)	(1)
Customer interest escrow	(62)	(74)
Accounts payable and accrued expenses	140	18
Net cash provided by (used in) operating activities	297	(146)
Cash flows from investing activities
Loan originations and principal collections, net	(3,941)	(303)
Net cash provided by (used in) investing activities	(3,941)	(303)
Cash flows from financing activities
Distributions to members	(140)	(22)
Net Proceeds from (repayment of) related party notes	0	(1,108)
Proceeds from unsecured Notes	4,119	1,737
Redemption of unsecured Notes	(431)	0
Payments of deferred financing costs	(68)	(82)
Net cash provided by (used in) financing activities	3,480	525
Net increase (decrease) in cash and cash equivalents	(164)	76
Cash and cash equivalents
Beginning of period	722	646
End of period	558	722
Supplemental disclosure of cash flow information
Cash paid for interest	149	28
Supplemental disclosure of noncash information
Conversion of debt to preferred equity	1,000	0
Reduction of debt through transfer to customer interest escrow	$ 125	$ 0